UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ];  Amendment Number:________________
This Amendment (Check only one.):  [    ] is a restatement
 		                   [    ] adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whelan and Gratny Capital Managment
Address   611 Santa Cruz Ave., Suite C
                Menlo Park, CA 94025

Form 13F File Number:  28-_05629______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Harry Gabriel Whelan III
Title: Principal
Phone: 650-833-7880

Signature, Place, and Date of Signing:

Harry G. Whelan           Menlo Park, CA           05/04/01
[Signature]               [City, State]             [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE.  (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager (s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

List of Other Managers Reporting for this Manager: NONE
















	FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  138

Form 13F Information Table Value Total:  84508



List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file
number (s) of all institutional investment managers with
respect to which this report is filed, other than the manager
filing this report.   NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
***L M ERICSSON TELEPHONE CO   Common           294821400      214 38200.000SH       SOLE                38200.000
ADC Telecomm                   Common           000886101       85 10000.000SH       SOLE                10000.000
ALIGN Technology               Common           016255101      302 41700.000SH       SOLE                41700.000
AOL Time Warner Inc            Common           00184A105      768 19126.000SH       SOLE                19126.000
AT&T Wireless Group            Common           001957406      547 28500.000SH       SOLE                28500.000
Abbott Laboratories            Common           002824100      726 15390.000SH       SOLE                15390.000
Adobe Systems, Inc.            Common           00724F101      699 20000.000SH       SOLE                20000.000
Advance Radio Telecom Corp.    Common           00754U101        3 10400.000SH       SOLE                10400.000
Affymetrix Corporation         Common           00826T108     1558 56000.000SH       SOLE                56000.000
Agile Software Corp.           Common           00846X105      612 55600.000SH       SOLE                55600.000
Agilent Technologies           Common           00846U101      996 32406.000SH       SOLE                32406.000
Alza Corporation               Common           022615108     1970 48644.000SH       SOLE                48644.000
Amgen, Inc.                    Common           031162100      361 6000.000 SH       SOLE                 6000.000
Apple Computer Inc.            Common           037833100      236 10700.000SH       SOLE                10700.000
Applied Materials              Common           038222105     1288 29600.000SH       SOLE                29600.000
Aspect Telecommunications Corp Common           04523Q102      354 80000.000SH       SOLE                80000.000
Aurora Biosciences Corp.       Common           051920106      179 10000.000SH       SOLE                10000.000
Avery Dennison Corp.           Common           053611109      520 10000.000SH       SOLE                10000.000
Baxter International Inc       Common           071813109      402 4275.000 SH       SOLE                 4275.000
Biogen, Inc.                   Common           090597105      317 5000.000 SH       SOLE                 5000.000
Boeing Co.                     Common           097023105      279 5000.000 SH       SOLE                 5000.000
Boston Scientific              Common           101137107      676 33500.000SH       SOLE                33500.000
Bristol Myers Squibb Company   Common           110122108      960 16160.000SH       SOLE                16160.000
Business Objects               Common           12328X107      301 9750.000 SH       SOLE                 9750.000
Celeritek Inc.                 Common           150926103      191 15000.000SH       SOLE                15000.000
CheckFree Corporation          Common           162813109      848 28795.000SH       SOLE                28795.000
Chippac Inc 'A'                Common           169657103      665 136500.000SH      SOLE               136500.000
Cisco Corp.                    Common           17275R102     1186 75022.680SH       SOLE                75022.680
Coherent Corp.                 Common           192479103      355 10000.000SH       SOLE                10000.000
Colt Telecom ADR               Common           196877104     1743 41075.000SH       SOLE                41075.000
Commerce One                   Common           200693109     2320 248704.000SH      SOLE               248704.000
Computer Assoc Intl            Common           204912109      498 18300.000SH       SOLE                18300.000
Concord Communications         Common           206186108      155 18900.000SH       SOLE                18900.000
Conexant Systems Inc.          Common           207142100      732 81950.000SH       SOLE                81950.000
Corixa Corp                    Common           21887F100      675 84434.000SH       SOLE                84434.000
Cornerstone Realty Income Trus Common           21922V102      106 10000.000SH       SOLE                10000.000
Curagen                        Common           23126R101      352 15000.000SH       SOLE                15000.000
Ditech Communications          Common           25500M103     1132 100070.000SH      SOLE               100070.000
Duke Power Company             Common           264399106      427 10000.000SH       SOLE                10000.000
Dupont Corporation             Common           263534109      256 6300.000 SH       SOLE                 6300.000
EBT Intl Inc                   Common           268248101      214 90000.000SH       SOLE                90000.000
EMC Corporation                Common           268648102      206 7000.000 SH       SOLE                 7000.000
East-West Bancorp              Common           27579r107      192 10000.000SH       SOLE                10000.000
Egghead.com Inc.               Common           282329101       11 15000.000SH       SOLE                15000.000
Electric Lightwave             Common           284895109       53 25350.000SH       SOLE                25350.000
Eli Lilly & Co.                Common           532457108      981 12800.000SH       SOLE                12800.000
Enron Corp.                    Common           293561106      799 13754.000SH       SOLE                13754.000
Entrust Technologies           Common           293848107     1987 239062.000SH      SOLE               239062.000
Eprise Corp                    Common           294352109       91 138000.000SH      SOLE               138000.000
Fairchild Semiconductor Intl   Common           303726103     1588 119220.000SH      SOLE               119220.000
First Republic Bank            Common           336158100      660 30000.000SH       SOLE                30000.000
Foundry Networks, Inc.         Common           35063R100      142 19000.000SH       SOLE                19000.000
GST Telecommunications         Common           361942105        0 24000.000SH       SOLE                24000.000
Gemstar International Group Lt Common           36866W106      378 13160.000SH       SOLE                13160.000
Genentech Inc - New            Common           368710406     1379 27300.000SH       SOLE                27300.000
General Motors Class H         Common           370442832      563 28850.000SH       SOLE                28850.000
Global Sports                  Common           37937A107       63 20242.000SH       SOLE                20242.000
Greater Bay Bancorp.           Common           391648102      504 20000.000SH       SOLE                20000.000
Guidant Corp.                  Common           401698105     1503 33407.000SH       SOLE                33407.000
Halliburton                    Common           406216101      974 26500.000SH       SOLE                26500.000
Healthsouth Corp               Common           421924101      580 45000.000SH       SOLE                45000.000
Hewlett Packard Company        Common           428236103      537 17180.000SH       SOLE                17180.000
I 2 Technologies               Common           465754109      283 19500.000SH       SOLE                19500.000
I3 Mobile Inc                  Common           465713105       24 25300.000SH       SOLE                25300.000
Immunex Corp                   Common           452528102      286 20000.000SH       SOLE                20000.000
Imperial Oil                   Common           453038408      220 9000.000 SH       SOLE                 9000.000
Incyte Pharmaceuticals         Common           45337C102      253 16500.000SH       SOLE                16500.000
Infineon Technologies AG       Common           45662N103      791 20900.000SH       SOLE                20900.000
Inhale Therapeutics            Common           457191104     1094 51200.000SH       SOLE                51200.000
Intel Corp.                    Common           458140100      700 26600.000SH       SOLE                26600.000
International Business Machine Common           459200101      231 2400.000 SH       SOLE                 2400.000
Internet Capital Group         Common           46059C106       37 16800.000SH       SOLE                16800.000
Intuit Corp.                   Common           461202103      977 35200.000SH       SOLE                35200.000
Iomega Corp.                   Common           462030107      854 232000.000SH      SOLE               232000.000
JD Edwards                     Common           281667105      127 13000.000SH       SOLE                13000.000
Johnson & Johnson              Common           478160104      671 7668.000 SH       SOLE                 7668.000
KLA/Tencor                     Common           482480100      787 20000.000SH       SOLE                20000.000
Legato Systems Inc.            Common           524651106      648 53750.000SH       SOLE                53750.000
Lockheed Martin                Common           539830109      891 25000.000SH       SOLE                25000.000
Loral Space & Communications   Common           G56462107       23 10680.000SH       SOLE                10680.000
Lucent Technologies            Common           549463107      520 52168.000SH       SOLE                52168.000
MCI Worldcom Inc.              Common           98157D106      341 18250.000SH       SOLE                18250.000
McDonald's Corp                Common           580135101      717 27000.000SH       SOLE                27000.000
McKesson HBOC Inc.             Common           58155q103      697 26050.000SH       SOLE                26050.000
Mercury Interactive            Common           589405109     1085 25900.000SH       SOLE                25900.000
Millenium Pharmaceutical       Common           599902103     1325 43500.000SH       SOLE                43500.000
Motorola, Inc.                 Common           620076109      527 36930.000SH       SOLE                36930.000
National Instruments           Common           636518102     3503 107367.000SH      SOLE               107367.000
Nextel Communications, Inc.    Common           65332V103      431 30000.000SH       SOLE                30000.000
Nokia Corporation              Common           654902204      992 41350.000SH       SOLE                41350.000
Nortel Networks                Common           656568102      301 21415.000SH       SOLE                21415.000
Novoste Corp.                  Common           67010C100      530 30200.000SH       SOLE                30200.000
Oratec Interventions           Common           68554M108      327 40500.000SH       SOLE                40500.000
Ortho Logic Corp               Common           68750J107      341 105000.000SH      SOLE               105000.000
P S C Inc.                     Common           69361E107     1081 823887.000SH      SOLE               823887.000
Pfizer Inc.                    Common           717081103      307 7500.000 SH       SOLE                 7500.000
Pharmacia Corp.                Common           71713u102      806 16000.000SH       SOLE                16000.000
Phillips Petroleum             Common           718507106      275 5000.000 SH       SOLE                 5000.000
Pinnacle Holdings Inc.         Common           72346n101      294 33275.000SH       SOLE                33275.000
Polartechnics, Ltd.            Common           Q7682M103       12 10000.000SH       SOLE                10000.000
Portal Software, Inc.          Common           736126103      988 117100.000SH      SOLE               117100.000
Proctor and Gamble             Common           742718109      626 10000.000SH       SOLE                10000.000
PurchasePro.com Inc.           Common           746144104      443 61100.000SH       SOLE                61100.000
Qualcomm                       Common           747525103      210 3700.000 SH       SOLE                 3700.000
Quicklogic Corp                Common           74837P108       61 11000.000SH       SOLE                11000.000
RSA Security Dynamics Technolo Common           749719100      259 10500.000SH       SOLE                10500.000
S1 Corp.                       Common           78463B101      174 24000.000SH       SOLE                24000.000
ST Microelectronics            Common           861012102     1304 38150.000SH       SOLE                38150.000
Sage Inc                       Common           786632109      502 74666.000SH       SOLE                74666.000
Silicon Valley Bancshares      Common           827064106      470 20000.000SH       SOLE                20000.000
Sirius Satellite Radio         Common           82966U103      345 27700.000SH       SOLE                27700.000
Smart Force (Formerly CBT Grou Common           83170A206      247 11125.000SH       SOLE                11125.000
Solectron                      Common           834182107      380 20000.000SH       SOLE                20000.000
Spieker Properties             Common           848497103      576 10500.000SH       SOLE                10500.000
Sprint Corporation             Common           852061100      231 10500.000SH       SOLE                10500.000
St. Jude Medical               Common           790849103      538 10000.000SH       SOLE                10000.000
Storagenetworks Inc.           Common           86211E103      463 42100.000SH       SOLE                42100.000
Sylvan Learning System         Common           871399101     1788 86700.000SH       SOLE                86700.000
Symbol Technologies            Common           871508107     2011 57625.000SH       SOLE                57625.000
TIBCO Software                 Common           88632Q103     1205 141750.000SH      SOLE               141750.000
Texas Instruments              Common           882508104     1012 32670.000SH       SOLE                32670.000
United Parcel Service          Common           911312106      683 12000.000SH       SOLE                12000.000
Unocal Corp.                   Common           915289102      346 10000.000SH       SOLE                10000.000
VA Linux Systems Inc           Common           91819B105       43 14440.000SH       SOLE                14440.000
Verizon Communications         Common           92343V104      601 12200.000SH       SOLE                12200.000
Viacom Inc. Class B            Common           925524308      351 7992.000 SH       SOLE                 7992.000
Viasat, Inc.                   Common           92552V100     1252 82760.000SH       SOLE                82760.000
Viatel, Inc.                   Common           925529208       12 21662.000SH       SOLE                21662.000
Vidamed Inc.                   Common           926530106      380 77000.000SH       SOLE                77000.000
Virata Corp                    Common           927646109      327 25000.000SH       SOLE                25000.000
Vitria Technology              Common           92849Q104      328 86000.000SH       SOLE                86000.000
Vodafone Airtouch Plc Adr      Common           92857T107      407 15000.000SH       SOLE                15000.000
Wal Mart                       Common           931142103      454 9000.000 SH       SOLE                 9000.000
Wells Fargo & Company          Common           949746101      792 16000.000SH       SOLE                16000.000
Williams Companies             Common           969457100      578 13500.000SH       SOLE                13500.000
XM Satellite Radio             Common           983759101       69 10000.000SH       SOLE                10000.000
Xilinx, Inc.                   Common           983919101      247 7022.830 SH       SOLE                 7022.830
Zion Bancorp                   Common           989701107     1094 21000.000SH       SOLE                21000.000
